Leases - (Maturities of Lease Liabilities) (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Operating Leases
Year ending March 31, 2025	$ 62.9
Year ending March 31, 2026	56.1
Year ending March 31, 2027	49.3
Year ending March 31, 2028	49.2
Year ending March 31, 2029	45.4
Thereafter	220.8
Total lease payments	483.7
Less imputed interest	(109.6)
Total	374.1	$ 134.1
LIONS GATE ENTERTAINMENT CORP. [Member]
Operating Leases
Year ending March 31, 2025	74.1
Year ending March 31, 2026	67.9
Year ending March 31, 2027	61.7
Year ending March 31, 2028	61.6
Year ending March 31, 2029	51.5
Thereafter	240.8
Total lease payments	557.6
Less imputed interest	(119.1)
Total	$ 438.5	$ 206.6